UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 0.4%
Media
Focus Media Holding Ltd. (ADR)* (a)	93,100	3,845,961
Health Care 0.0%
Life Sciences Tools & Services
Illumina, Inc.*	2,527	115,156
Information Technology 96.5%
Communications Equipment 20.1%
Cisco Systems, Inc.*	3,175,089	91,791,823
Corning, Inc.*	699,400	16,673,696

Juniper Networks, Inc.*	387,100	11,597,516
Nokia Oyj (ADR)	357,500	10,238,800
QUALCOMM, Inc.	1,136,154	47,320,814
Starent Networks Corp.*	28,900	523,668
Telefonaktiebolaget LM Ericsson (ADR)	535,700	20,040,537

		198,186,854
Computers & Peripherals 21.0%
Apple, Inc.*	191,000	25,166,160
Asustek Computer, Inc.	4,533,000	12,864,835
Brocade Communications Systems, Inc.* (a)	819,800	5,771,392
Data Domain, Inc.* (a)	13,500	334,935
EMC Corp.* (a)	738,200	13,664,082
Foxconn Technology Co., Ltd.	652,000	7,275,855
Hewlett-Packard Co.	1,069,400	49,224,482
International Business Machines Corp.	309,900	34,290,435
Network Appliance, Inc.*	564,300	15,992,262
QLogic Corp.*	1,278,840	16,995,784
SanDisk Corp.* (a)	200,131	10,733,025
Sun Microsystems, Inc.*	3,018,200	15,392,820

		207,706,067
Electronic Equipment & Instruments 4.0%
Brightpoint, Inc.* (a)	793,300	10,416,029
Hon Hai Precision Industry Co., Ltd.	2,872,800	23,691,170
Phoenix Precision Technology Corp.*	4,146,448	5,307,425

		39,414,624
Internet Software & Services 10.4%
Akamai Technologies, Inc.* (a)	315,400	10,710,984
Digital River, Inc.*	112,800	5,077,128
eBay, Inc.*	473,300	15,334,920
Google, Inc. "A"*	98,400	50,184,000
Yahoo!, Inc.*	935,900	21,759,675

		103,066,707
IT Services 6.9%
Automatic Data Processing, Inc.	195,200	9,061,184
BearingPoint, Inc.* (a)	432,300	2,818,596
Cognizant Technology Solutions Corp. "A"*	191,700	15,523,866
Global Payments, Inc.	447,500	16,736,500
Paychex, Inc.	567,700	23,491,426

		67,631,572
Semiconductors & Semiconductor Equipment 16.0%
Advanced Micro Devices, Inc.* (a)	920,300	12,460,862
Advanced Semiconductor Engineering, Inc.*	5,998,000	7,813,067
ASML Holding NV (NY Registered Shares)* (a)	249,400	7,372,264
Intel Corp.	2,406,800	56,848,616
Marvell Technology Group Ltd.*	606,800	10,922,400
NVIDIA Corp.*	268,190	12,272,375
PMC-Sierra, Inc.* (a)	683,774	5,210,358
SiRF Technology Holdings, Inc.* (a)	521,400	12,221,616
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	858,368	8,712,435
Texas Instruments, Inc.	693,000	24,386,670

		158,220,663
Software 18.1%
Activision, Inc.*	910,300	15,575,233
Adobe Systems, Inc.*	575,215	23,175,412

ANSYS, Inc.*	238,568	6,212,311
Autodesk, Inc.*	158,000	6,694,460
Cadence Design Systems, Inc.* (a)	307,500	6,580,500
Citrix Systems, Inc.*	856,100	30,965,137
Electronic Arts, Inc.*	293,600	14,280,704
Microsoft Corp.	2,173,656	63,014,288
Salesforce.com, Inc.* (a)	166,000	6,450,760
Take-Two Interactive Software, Inc.* (a)	357,099	6,295,655

		179,244,460

Total Common Stocks (Cost $784,001,641)		957,432,064
Warrants 0.0%
Axsun, Expiration Date 9/30/2011* (Cost $0)	425,937	0
Preferred Stocks 0.1%
Information Technology
Electronic Equipment & Instruments
Axsun "C"* (b)	642,674	433,876
Axsun "D"* (b)	130,698	71,613

Total Preferred Stocks (Cost $7,571,620)		505,489
Other Investments 0.9%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	-	3,617,600
Adams Capital Management LP (3.6% limited partnership interest)* (b)	-	359,000
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	-	2,211,300
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	-	393,000
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	-	561,900
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	-	61,400
GeoCapital III LP (5.0% limited partnership interest)* (b)	-	139,600
GeoCapital IV LP (2.9% limited partnership interest)* (b)	-	472,500
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	-	26,389
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	-	556,720
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	-	207,000

Total Other Investments (Cost $21,993,640)		8,606,409
Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $76,354,440)	76,354,440	76,354,440
Cash Equivalents 1.9%
Cash Management QP Trust, 5.35% (c) (Cost $19,010,494)	19,010,494	19,010,494
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $908,931,835)	107.5	1,061,908,896
Other Assets and Liabilities, Net	(7.5)	(74,055,225)

Net Assets	100.0	987,853,671

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $71,066,876. In addition, included in other assets and liabilities is a pending sale, amounting to $1,536,321, that is also on loan. The value of all securities loaned at July 31, 2007 amounted to $72,603,197 which is 7.4% of net assets.

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date		Value ($)	Value as
		Acquisition		% of Net
		Cost ($)		Assets
Adams Capital Management III LP**	October 1997 to	4,241,717	3,617,600	0.36
	March 2007
Adams Capital Management LP**	August 2000 to	1,889,204	359,000	0.04
	November 2000
Alloy Ventures 2000 LP**	April 2000 to	4,369,304	2,211,300	0.22
	June 2003
Asset Management Association 1996 LP**	June 1996 to	1,321,056	393,000	0.04
	July 2000
Asset Management Association 1998 LP**	December 1998 to	2,816,280	561,900	0.06
	November 2001
Axsun "C"	December 2000	7,500,006	433,876	0.04
Axsun "D"	October 2006	71,614	71,613	0.01
Crosspoint Venture Partners 1993 LP**	April 1993 to	132,184	61,400	0.01
	November 1998
GeoCapital III LP**	December 1993 to	964,173	139,600	0.01
	December 1998
GeoCapital IV LP**	April 1996 to	1,660,603	472,500	0.05
	March 2000
Med Venture Associates II LP**	May 1996 to	987,127	26,389	-
	January 2002
Med Venture Associates III LP**	September 1998 to	1,347,777	556,720	0.06
	May 2006
Sevin Rosen Fund V**	April 1996 to	2,264,215	207,000	0.02
	June 2001
Total Restricted Securities			9,111,898	0.92

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007